Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Dec. 19, 2013
Document Effective Date	Dec. 31, 2013
Prospectus Date	Jan. 01, 2014
Aggressive Growth Lifestyle Fund | Aggressive Growth Lifestyle Fund
Risk/Return:
Trading Symbol	VAGLX
Capital Appreciation Fund | Capital Appreciation Fund
Risk/Return:
Trading Symbol	VCCAX
Conservative Growth Lifestyle Fund | Conservative Growth Lifestyle Fund
Risk/Return:
Trading Symbol	VCGLX
Core Bond Fund | Core Bond Fund
Risk/Return:
Trading Symbol	VCCBX
High Yield Bond Fund | High Yield Bond Fund
Risk/Return:
Trading Symbol	VCHYX
International Opportunities Fund | International Opportunities Fund
Risk/Return:
Trading Symbol	VISEX
Large Cap Value Fund | Large Cap Value Fund
Risk/Return:
Trading Symbol	VACVX
Mid Cap Growth Fund | Mid Cap Growth Fund
Risk/Return:
Trading Symbol	VAMGX
Mid Cap Value Fund | Mid Cap Value Fund
Risk/Return:
Trading Symbol	VMCVX
Moderate Growth Lifestyle Fund | Moderate Growth Lifestyle Fund
Risk/Return:
Trading Symbol	VMGLX
Money Market II Fund | Money Market II Fund
Risk/Return:
Trading Symbol	VIIXX
Small Cap Growth Fund | Small Cap Growth Fund
Risk/Return:
Trading Symbol	VASMX
Small Cap Value Fund | Small Cap Value Fund
Risk/Return:
Trading Symbol	VCSVX
Socially Responsible Fund | Socially Responsible Fund
Risk/Return:
Trading Symbol	VCSRX
Strategic Bond Fund | Strategic Bond Fund
Risk/Return:
Trading Symbol	VCSBX